Commitments And Contingencies (Tables)	12 Months Ended
Aug. 31, 2018
Commitments And Contingencies [Abstract]
Long-Term Operating Commitments

$
2019	579
2020 - 2023	783
Thereafter	238
1,600

Comprised of:	$
Lease of transmission facilities, circuits and premises	604
Lease and maintenance of transponders	351
Purchase obligations	645
1,600